Related parties - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related parties
Trade accounts receivable	$ 2,411	$ 3,620
Trade accounts receivable, current	2,411	3,620
Related parties assets	2	744
Related parties assets, non-current	2	744
Trade payables	9,887	11,345
Trade payables, current	9,887	11,345
Dividends payable	4,557	6,662
Dividends payable, current	4,557	6,662
Related parties liabilities	561	834
Related parties liabilities, non-current	561	834
Votorantim S.A.
Related parties
Related parties assets	2	3
Trade payables	809	517
Andrade Gutierrez Engenharia S.A.
Related parties
Trade payables	1,160	1,415
Companhia Brasileira de Aluminio
Related parties
Trade accounts receivable	1,479	1,812
Trade payables	175	341
Related parties liabilities		11
Votorantim Cimentos S.A.
Related parties
Trade accounts receivable	595	1,518
Related parties assets		738
Trade payables	121	48
Votener Votorantim Comercializadora de Energia Ltda.
Related parties
Trade accounts receivable	332	290
Trade payables	6,330	7,172
Votorantim International CSC S.A.C
Related parties
Trade payables	421	500
Other
Related parties
Trade accounts receivable	5
Related parties assets		3
Trade payables	871	1,352
Dividends payable	4,557	6,662
Related parties liabilities	$ 561	$ 823